Schedule II - Valuation and Qualifying Accounts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 0.7	$ 1.9	$ 1.8
Additions Charged to Costs & Expenses	0.5	0.7	0.7
Additions Charged to Other Accounts	0.0	0.0	0.0
Deductions	(0.4)	(1.9)	(0.6)
Balance at End of Period	0.8	0.7	1.9
Deferred tax asset valuation allowance [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	0.3	0.3	0.4
Additions Charged to Costs & Expenses	0.0	0.0	0.0
Additions Charged to Other Accounts	0.0	0.0	0.0
Deductions			(0.1)
Balance at End of Period	$ 0.3	$ 0.3	$ 0.3